Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

February 28, 2021

MC-QTLY-0421
1.797928.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	21,700	$831
Entertainment - 0.3%
Cinemark Holdings, Inc.	146,300	3,284
Live Nation Entertainment, Inc. (a)	14,700	1,306
Warner Music Group Corp. Class A	31,600	1,121
		5,711
Interactive Media & Services - 0.2%
IAC (a)	9,000	2,203
TripAdvisor, Inc. (a)	40,700	2,020
		4,223
Media - 1.2%
Cable One, Inc.	4,100	7,851
Discovery Communications, Inc. Class A (a)(b)	29,380	1,558
Gray Television, Inc.	23,700	430
Interpublic Group of Companies, Inc.	106,751	2,788
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	22,200	975
Liberty SiriusXM Series A (a)	27,500	1,221
Nexstar Broadcasting Group, Inc. Class A	23,300	3,205
S4 Capital PLC (a)	109,000	674
The New York Times Co. Class A	98,000	5,015
		23,717

TOTAL COMMUNICATION SERVICES		34,482

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.3%
BorgWarner, Inc.	217,250	9,776
Lear Corp.	105,353	17,498
		27,274
Automobiles - 0.6%
Harley-Davidson, Inc.	345,272	12,316
Distributors - 0.6%
LKQ Corp. (a)	311,598	12,274
Diversified Consumer Services - 0.0%
Cairo Mezz PLC (a)	5,744,132	837
Hotels, Restaurants & Leisure - 4.2%
Aristocrat Leisure Ltd.	219,980	5,139
Caesars Entertainment, Inc. (a)	392,302	36,658
Churchill Downs, Inc.	90,047	20,768
Darden Restaurants, Inc.	81,955	11,255
Wyndham Hotels & Resorts, Inc.	194,833	12,719
		86,539
Household Durables - 2.5%
Leggett & Platt, Inc.	130,540	5,648
Mohawk Industries, Inc. (a)	86,640	15,161
NVR, Inc. (a)	2,778	12,503
Taylor Morrison Home Corp. (a)	404,764	11,135
Whirlpool Corp.	39,620	7,531
		51,978
Leisure Products - 0.9%
Mattel, Inc. (a)	864,676	17,466
Multiline Retail - 0.5%
Nordstrom, Inc. (b)	267,234	9,741
Textiles, Apparel & Luxury Goods - 3.7%
Capri Holdings Ltd. (a)	303,264	14,153
Columbia Sportswear Co.	83,904	8,648
Gildan Activewear, Inc. (b)	218,302	6,630
PVH Corp.	167,454	16,739
Ralph Lauren Corp.	59,269	6,939
Tapestry, Inc.	510,349	21,506
		74,615

TOTAL CONSUMER DISCRETIONARY		293,040

CONSUMER STAPLES - 4.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	5,800	5,967
Molson Coors Beverage Co. Class B	30,500	1,356
		7,323
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	310,205	12,464
Casey's General Stores, Inc.	11,900	2,403
Grocery Outlet Holding Corp. (a)	62,484	2,249
Sprouts Farmers Market LLC (a)	180,900	3,819
U.S. Foods Holding Corp. (a)	350,020	12,762
		33,697
Food Products - 1.4%
Bunge Ltd.	22,300	1,708
Darling Ingredients, Inc. (a)	146,400	9,229
Ingredion, Inc.	47,700	4,303
Lamb Weston Holdings, Inc.	37,100	2,959
Nomad Foods Ltd. (a)	125,800	2,971
Post Holdings, Inc. (a)	34,500	3,314
TreeHouse Foods, Inc. (a)	86,100	4,307
		28,791
Household Products - 0.6%
Energizer Holdings, Inc.	121,000	5,058
Reynolds Consumer Products, Inc.	88,600	2,446
Spectrum Brands Holdings, Inc.	52,807	4,095
		11,599

TOTAL CONSUMER STAPLES		81,410

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Liberty Oilfield Services, Inc. Class A	171,660	2,007
Oil, Gas & Consumable Fuels - 1.1%
Apache Corp.	135,202	2,668
Cimarex Energy Co.	139,432	8,086
EQT Corp.	358,492	6,378
Hess Midstream LP	99,365	2,084
HollyFrontier Corp.	75,606	2,864
		22,080

TOTAL ENERGY		24,087

FINANCIALS - 16.4%
Banks - 5.7%
Associated Banc-Corp.	405,800	8,177
First Horizon National Corp.	1,465,800	23,746
Live Oak Bancshares, Inc.	100,000	5,511
PacWest Bancorp	771,800	27,970
Piraeus Financial Holdings SA (a)	1,177,100	1,092
Signature Bank	111,900	24,432
TCF Financial Corp.	360,700	16,167
Wintrust Financial Corp.	125,100	9,215
		116,310
Capital Markets - 1.1%
Lazard Ltd. Class A	171,700	6,643
Patria Investments Ltd.	84,600	1,637
Vesper Healthcare Acquisition Corp. Class A (a)	690,000	7,618
Virtu Financial, Inc. Class A	281,570	7,678
		23,576
Consumer Finance - 3.4%
Ally Financial, Inc.	167,400	6,947
First Cash Financial Services, Inc.	97,366	6,165
LendingTree, Inc. (a)	19,100	5,135
Navient Corp.	842,700	10,433
OneMain Holdings, Inc.	558,131	26,182
SLM Corp.	900,862	14,225
		69,087
Diversified Financial Services - 1.0%
Jaws Acquisition Corp. (a)(b)	800,000	11,456
Voya Financial, Inc.	148,000	8,921
		20,377
Insurance - 4.2%
American Financial Group, Inc.	221,923	23,679
Assurant, Inc.	112,300	13,838
BRP Group, Inc. (a)	357,066	9,473
Fairfax Financial Holdings Ltd. (sub. vtg.)	23,600	9,614
Reinsurance Group of America, Inc.	104,700	12,797
RenaissanceRe Holdings Ltd.	80,400	13,425
Talanx AG	96,200	4,000
		86,826
Thrifts & Mortgage Finance - 1.0%
Essent Group Ltd.	259,700	10,707
MGIC Investment Corp.	780,000	9,500
		20,207

TOTAL FINANCIALS		336,383

HEALTH CARE - 8.9%
Biotechnology - 1.3%
Exelixis, Inc. (a)	600,000	12,996
Neurocrine Biosciences, Inc. (a)	80,000	8,761
TG Therapeutics, Inc. (a)	128,000	5,603
		27,360
Health Care Equipment & Supplies - 4.5%
Hologic, Inc. (a)	185,000	13,337
Insulet Corp. (a)	60,000	15,546
Masimo Corp. (a)	82,800	20,760
Nanosonics Ltd. (a)	2,180,000	10,115
Penumbra, Inc. (a)	80,000	22,754
Tandem Diabetes Care, Inc. (a)	100,000	9,599
		92,111
Health Care Providers & Services - 2.0%
LHC Group, Inc. (a)	95,000	17,262
Molina Healthcare, Inc. (a)	108,000	23,410
		40,672
Life Sciences Tools & Services - 0.7%
Bruker Corp.	218,000	13,294
Pharmaceuticals - 0.4%
Nektar Therapeutics (a)(b)	400,000	9,076

TOTAL HEALTH CARE		182,513

INDUSTRIALS - 17.9%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	309,900	34,241
Airlines - 0.7%
JetBlue Airways Corp. (a)	250,700	4,620
Spirit Airlines, Inc. (a)	274,700	9,856
		14,476
Building Products - 1.3%
Jeld-Wen Holding, Inc. (a)	883,050	26,182
Construction & Engineering - 4.7%
AECOM (a)	531,737	30,782
API Group Corp. (a)(c)	853,300	15,786
Arcadis NV	281,184	9,581
Fluor Corp.	954,800	16,384
Granite Construction, Inc. (b)	675,680	23,230
		95,763
Electrical Equipment - 1.5%
Sensata Technologies, Inc. PLC (a)	526,519	30,164
Machinery - 1.3%
Allison Transmission Holdings, Inc.	518,463	19,660
Crane Co.	93,500	7,841
		27,501
Marine - 1.9%
Genco Shipping & Trading Ltd.	464,700	4,879
Golden Ocean Group Ltd. (b)	439,225	2,679
Kirby Corp. (a)	394,600	24,686
Safe Bulkers, Inc. (a)	429,105	1,180
Star Bulk Carriers Corp.	370,708	5,220
		38,644
Professional Services - 1.7%
Nielsen Holdings PLC	1,558,499	34,926
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	409,200	17,677
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	149,631	7,157
MRC Global, Inc. (a)	2,905,430	25,393
NOW, Inc. (a)	1,440,096	15,308
		47,858

TOTAL INDUSTRIALS		367,432

INFORMATION TECHNOLOGY - 14.9%
Electronic Equipment & Components - 2.7%
Avnet, Inc.	401,900	15,300
Cognex Corp.	206,771	17,077
Jabil, Inc.	113,000	4,878
Trimble, Inc. (a)	122,500	9,082
TTM Technologies, Inc. (a)	466,200	6,583
Vishay Intertechnology, Inc.	108,400	2,588
		55,508
IT Services - 3.1%
Akamai Technologies, Inc. (a)	87,900	8,307
CACI International, Inc. Class A (a)	59,600	13,192
ExlService Holdings, Inc. (a)	77,173	6,530
Gartner, Inc. (a)	46,000	8,236
GoDaddy, Inc. (a)	132,000	10,708
Liveramp Holdings, Inc. (a)	68,400	4,320
WEX, Inc. (a)	60,500	12,605
		63,898
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc. (a)	178,300	14,581
ON Semiconductor Corp. (a)	373,600	15,045
		29,626
Software - 7.2%
Anaplan, Inc. (a)	129,500	8,416
Aspen Technology, Inc. (a)	57,600	8,669
Blackbaud, Inc.	156,867	10,796
Ceridian HCM Holding, Inc. (a)	247,900	22,227
Citrix Systems, Inc.	57,600	7,694
Elastic NV (a)	53,200	7,150
Guidewire Software, Inc. (a)	55,100	6,116
NortonLifeLock, Inc.	372,400	7,266
Nuance Communications, Inc. (a)	240,000	10,704
Pluralsight, Inc. (a)	386,100	7,950
Proofpoint, Inc. (a)	65,100	7,872
PTC, Inc. (a)	151,700	20,774
RealPage, Inc. (a)	75,700	6,569
Slack Technologies, Inc. Class A (a)	134,400	5,501
Tenable Holdings, Inc. (a)	244,500	10,002
		147,706
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.	127,000	8,703

TOTAL INFORMATION TECHNOLOGY		305,441

MATERIALS - 5.7%
Chemicals - 2.3%
Ashland Global Holdings, Inc.	163,800	13,779
RPM International, Inc.	162,600	12,949
The Chemours Co. LLC	440,000	10,353
Valvoline, Inc.	378,804	9,455
		46,536
Construction Materials - 0.7%
Eagle Materials, Inc.	122,600	15,372
Containers & Packaging - 0.9%
Aptargroup, Inc.	137,800	17,924
Metals & Mining - 1.1%
Steel Dynamics, Inc.	369,500	15,364
Yamana Gold, Inc. (b)	1,700,400	6,819
		22,183
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	310,300	14,773

TOTAL MATERIALS		116,788

REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 7.9%
CoreSite Realty Corp.	117,300	14,277
CubeSmart	220,272	8,141
Douglas Emmett, Inc.	465,300	15,239
Duke Realty Corp.	351,474	13,795
Four Corners Property Trust, Inc.	439,872	11,916
Healthcare Realty Trust, Inc.	499,254	14,408
Highwoods Properties, Inc. (SBI)	172,100	6,877
Invitation Homes, Inc.	160,700	4,683
Lamar Advertising Co. Class A	92,000	7,966
Mid-America Apartment Communities, Inc.	53,600	7,222
Postal Realty Trust, Inc.	460,073	7,398
Sunstone Hotel Investors, Inc.	775,400	10,243
Terreno Realty Corp.	99,700	5,587
UDR, Inc.	277,563	11,427
Ventas, Inc.	280,100	14,817
VICI Properties, Inc.	236,300	6,735
		160,731
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	603,211	9,338
The RMR Group, Inc.	127,456	5,122
		14,460

TOTAL REAL ESTATE		175,191

UTILITIES - 3.0%
Electric Utilities - 1.1%
Evergy, Inc.	104,165	5,586
OGE Energy Corp.	368,800	10,795
Portland General Electric Co.	149,100	6,286
		22,667
Gas Utilities - 0.4%
Southwest Gas Holdings, Inc.	80,000	4,988
UGI Corp.	85,900	3,291
		8,279
Multi-Utilities - 0.9%
Black Hills Corp.	98,000	5,798
MDU Resources Group, Inc.	270,539	7,602
NiSource, Inc.	251,300	5,428
		18,828
Water Utilities - 0.6%
Essential Utilities, Inc.	271,215	11,407

TOTAL UTILITIES		61,181

TOTAL COMMON STOCKS
(Cost $1,479,515)		1,977,948

Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)
(Cost $6,904)	102,342	8,198
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 4/8/21 to 5/6/21 (d)
(Cost $8,439)	8,440	8,439
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.07% (e)	56,442,119	$56,453
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	10,538,885	10,540
TOTAL MONEY MARKET FUNDS
(Cost $66,990)		66,993
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,561,848)		2,061,578
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(14,855)
NET ASSETS - 100%		$2,046,723

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	115	March 2021	$28,689	$907	$907

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,786,000 or 0.8% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,766,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$12
Fidelity Securities Lending Cash Central Fund	20
Total	$32

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.